Other Real Estate Owned and Repossessed Assets (Tables)	12 Months Ended
Dec. 31, 2015
Other Real Estate Owned and Repossessed Assets [Abstract]
Rollforward of Other Real Estate Owned
The following table shows a rollforward of other real estate owned and repossessed assets for the year ended December 31, 2015.

(in thousands)	Amount
Balance at December 31, 2014	$21,721
Transfers in (via foreclosure)	4,532
Transfer in from premises and equipment, net	4,407
Sales	(13,111)
Gain on sales	123
Impairments	(5,263)
Balance at December 31, 2015	$12,409

Analysis of the Allowance for Losses on Other Real Estate Owned and Repossessed Assets
Other real estate owned and repossessed assets are presented net of an allowance for losses.  An analysis of the allowance for losses on these assets as of and for the years ended December 31, 2015, 2014, and 2013 is as follows.

(in thousands)	2015	2014	2013
Balance at beginning of year	$7,553	$12,776	$19,100
Impairments	5,263	2,405	3,914
Charge-offs	(2,941)	(7,628)	(10,238)
Balance at end of year	$9,875	$7,553	$12,776

Expenses Applicable to Other Real Estate Owned and Repossessed Assets
Expenses applicable to other real estate owned and repossessed assets for the years ended December 31, 2015, 2014, and 2013 include the following.

(in thousands)	2015	2014	2013
(Gains) losses on sale of other real estate owned	$(123)	$360	$(356)
Impairments	5,263	2,405	3,914
Operating expenses	1,117	1,330	1,906
Total	$6,257	$4,095	$5,464